UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     September 16, 2006 to October 16, 2006


Commission File Number of issuing entity: 333-126790-11


              CWHEQ Revolving Home Equity Loan Trust, Series 2006-A
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-126790


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       32-0172413, 35-2269568, 36-4587254
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    A             [   ]           [   ]           [ x ]
    AIO           [   ]           [   ]           [ x ]
    M1            [   ]           [   ]           [ x ]
    M2            [   ]           [   ]           [ x ]
    M3            [   ]           [   ]           [ x ]
    M4            [   ]           [   ]           [ x ]
    M5            [   ]           [   ]           [ x ]
    M6            [   ]           [   ]           [ x ]
    B             [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]
    R1            [   ]           [   ]           [ x ]
    R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On October 16, 2006 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2006-A, Revolving Home Equity Loan Asset Backed Notes, Series 2006-A.

         The distribution report is attached as Exhibit 99.1  to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Noteholders on October 16, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2006-A (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                     Date: October 30, 2006

EXHIBIT INDEX

Exhibit Number       Description
EX-99.1              Monthly Statement to Noteholders



                                  EXHIBIT 99.1

             Countrywide Home Equity Loan Trust Notes, Series 2006-A
                                October 16, 2006


                                Table of Contents

Distribution Report   ------------------------------------------------------  2
Factor Report   ------------------------------------------------------------  2
Delinquency Totals   ------------------------------------------------------- 11
Bankruptcy Group Total Report   -------------------------------------------- 11
Foreclosure Group Total Report   ------------------------------------------- 11
REO Group Total Report   --------------------------------------------------- 11



 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Keith Richardson
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                         JPM, 227 W. Monroe, 26th Floor
                             Chicago, Illinois 60606
                    Tel: (312) 267-5030 / Fax: (312) 267-5210
                       Email: keith.r.richardson@chase.com

                                    Countrywide Home Equity Loan Trust Notes, Series 2006-A
                                                        October 16, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                 ENDING
           FACE              PRINCIPAL                                                       REALIZED   DEFERRED      PRINCIPAL
CLASS      VALUE             BALANCE             PRINCIPAL         INTEREST        TOTAL      LOSSES    INTEREST       BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A           700,800,000.00   586,272,068.78    21,900,245.92    2,786,746.57  24,686,992.49     0.00    0.00      564,371,822.86
AIO         561,714,804.00             0.00             0.00            0.00           0.00     0.00    0.00                0.00
M1           22,000,000.00    22,000,000.00     1,950,287.00      108,551.67   2,058,838.67     0.00    0.00       20,049,713.00
M2           21,200,000.00    21,200,000.00             0.00      104,969.44     104,969.44     0.00    0.00       21,200,000.00
M3           13,200,000.00    13,200,000.00             0.00       65,585.67      65,585.67     0.00    0.00       13,200,000.00
M4           12,400,000.00    12,400,000.00             0.00       62,678.56      62,678.56     0.00    0.00       12,400,000.00
M5           11,600,000.00    11,600,000.00             0.00       59,034.33      59,034.33     0.00    0.00       11,600,000.00
M6           10,400,000.00    10,400,000.00             0.00       56,688.67      56,688.67     0.00    0.00       10,400,000.00
B             8,400,000.00     8,400,000.00             0.00       53,020.33      53,020.33     0.00    0.00        8,400,000.00
R1                    0.00             0.00             0.00            0.00           0.00     0.00    0.00                0.00
R2                  100.00             0.00             0.00            0.00           0.00     0.00    0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS    1,361,714,904.00   685,472,068.78    23,850,532.92    3,297,275.24  27,147,808.16     0.00    0.00      661,621,535.86
-----------------------------------------------------------------------------------------------------------------------------------
C                     0.00             0.00             0.00            0.00           0.00     0.00    0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                           BEGINNING                                                                ENDING         PASS-THRU
CLASS        CUSIP         PRINCIPAL          PRINCIPAL       INTEREST             TOTAL             PRINCIPAL     RATE
-----------------------------------------------------------------------------------------------------------------------------------
A            126685CE4     836.57544061      31.25035091        3.97652193       35.22687285       805.32508970    5.520000%
AIO          126685CF1       0.00000000       0.00000000        0.00000000        0.00000000         0.00000000    0.000000%
M1           126685CG9   1,000.00000000      88.64940909        4.93416682       93.58357591       911.35059091    5.730000%
M2           126685CH7   1,000.00000000       0.00000000        4.95138868        4.95138868     1,000.00000000    5.750000%
M3           126685CJ3   1,000.00000000       0.00000000        4.96861136        4.96861136     1,000.00000000    5.770000%
M4           126685CK0   1,000.00000000       0.00000000        5.05472258        5.05472258     1,000.00000000    5.870000%
M5           126685CL8   1,000.00000000       0.00000000        5.08916638        5.08916638     1,000.00000000    5.910000%
M6           126685CM6   1,000.00000000       0.00000000        5.45083365        5.45083365     1,000.00000000    6.330000%
B            126685CN4   1,000.00000000       0.00000000        6.31194405        6.31194405     1,000.00000000    7.330000%
R2           126685CR5       0.00000000       0.00000000        0.00000000        0.00000000         0.00000000    0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                     503.38882740      17.51507078        2.42141379       19.93648456       485.87375663
-----------------------------------------------------------------------------------------------------------------------------------

                                    Countrywide Home Equity Loan Trust Notes, Series 2006-A
                                                         October 16, 2006

General Information:
Record Date                                                                                                            10/13/2006
LIBOR Determination Date                                                                                               09/13/2006
Payment Date                                                                                                           10/16/2006
Determination Date                                                                                                     10/11/2006
Interest Period
Beginning                                                                                                              09/15/2006
Ending                                                                                                                 10/16/2006
Number of Days in Interest Period                                                                                              31
Collection Period
Beginning                                                                                                              09/02/2006
Ending                                                                                                                 10/31/2006

ACCOUNTS
COLLECTION ACCOUNT
Beginning Balance                                                                                                            0.00

Deposits
Collections on Mortgage Loans
Interest payments on Mortgage Loans                                                                                  5,497,897.36
Principal payments on Mortgage Loans                                                                                30,332,712.38
Purchase Price (for Mortgage Loans modified by the Master Servicer)                                                    805,241.57
Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                              0.00
Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                                          0.00
Transfer Deposit Amount                                                                                                      0.00
Net Liquidation Proceeds (net of Foreclosure Profits)                                                                        0.00
Insurance Proceeds                                                                                                           0.00
Deposits by Master Servicer for losses on Eligible Investments                                                               0.00
Investment income on Eligible Investments                                                                                    0.00
Servicer Advances                                                                                                            0.00
Termination purchase price (for 10% clean-up call)                                                                           0.00
Other Proceeds / Amounts
Amount Related To Principal                                                                                            232,294.99
Others                                                                                                                  12,052.48
Total Deposits                                                                                                      36,880,198.78

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                            0.00
Amount withdrawn to purchase Additional Balances                                                                             0.00
Amount transferred to Payment Account                                                                               36,539,313.43
Other Permitted Withdrawal per the Sale and Servicing Agreement                                                        340,885.35
Total Withdrawals                                                                                                   36,880,198.78

Losses on Eligible Investments                                                                                               0.00
Ending Balance                                                                                                               0.00
PAYMENT ACCOUNT

Beginning Balance                                                                                                            0.00

Deposits
Deposit from Collection Account                                                                                     36,539,313.43
Deposits by Master Servicer for losses on Eligible Investments                                                               0.00
Investment income on Eligible Investments                                                                                    0.00
Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
(first two Payment Dates only)                                                                                               0.00
Deposit by Master Servicer of collections after the Cut-off Date
but prior to the Closing Date (excluding accrued interest) (first Payment Date only)                                         0.00
Total Deposits                                                                                                      36,539,313.43

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                            0.00
Payment pursuant to Section 8.03 of the Indenture                                                                   36,539,313.43
Total Withdrawals                                                                                                   36,539,313.43

Losses on Eligible Investments                                                                                               0.00
Ending Balance                                                                                                               0.00

DISTRIBUTIONS

Amounts to be Distributed                                                                                           36,539,313.43

Investor Interest Collections                                                                                        5,247,562.23

Principal Collections                                                                                               21,900,245.92

Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
(first two Payment Dates only)                                                                                               0.00
Deposit from Master Servicer of collections after the Cut-off Date
but prior to the Closing Date related to the Mortgage loans                                                                  0.00
(excluding accrued interest) (first Payment Date only)

Subordinated Transferor Collections                                                                                          0.00

Credit Enhancement Draw Amount                                                                                               0.00

Transaction Party Fees and Expenses

Servicing Fees owing to the Master Servicer for current collection Period                                              285,613.36
Servicing Fees owing to the Master Servicer for prior collection Periods                                                     0.00
Servicing Fees paid to the Master Servicer                                                                             285,613.36

Liquidation Expenses and indemnification of payments related to the Class Notes owing to the Master Servicer                 0.00
Liquidation Expenses and indemnification of payments related to the Class Notes paid to the Master Servicer                  0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                        0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                         0.00

Amount owing to the Loan Insurance Policy Provider                                                                     337,505.70
Amount paid to the Loan Insurance Policy Provider                                                                      337,505.70


Interest Payments

Class A
Note Interest owing to Class A Notes prior to distributions                                                          2,786,746.57
Unpaid Investor Interest Shortfall owing to Class A Notes prior to distributions                                             0.00
Unpaid Investor Interest Shortfall owing to Class A Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                 0.00
Interest on Unpaid Investor Interest Shortfall owing to Class A Notes prior to distributions                                 0.00
Aggregate Investor Interest owing to Class A Notes Prior to distributions                                            2,786,746.57
Aggregate Investor Interest paid to Class A Notes                                                                    2,786,746.57
Unpaid Investor Interest Shortfall for Class A Notes after distributions                                                     0.00
Unpaid Investor Interest Shortfall for Class A Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                               0.00

Basis Risk Carryforward owing to the Class A Notes prior to distributions                                                    0.00
Basis Risk Carryforward paid to the Class A Notes                                                                            0.00
Basis Risk Carryforward for the Class A Notes remaining after distributions                                                  0.00

Class M-1
Note Interest owing to Class M-1 Notes prior to distributions                                                          108,551.67
Unpaid Investor Interest Shortfall owing to Class M-1 Notes prior to distributions                                           0.00
Unpaid Investor Interest Shortfall owing to Class M-1 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                 0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-1 Notes prior to distributions                               0.00
Aggregate Investor Interest owing to Class M-1 Notes Prior to distributions                                            108,551.67
Aggregate Investor Interest paid to Class M-1 Notes                                                                    108,551.67
Unpaid Investor Interest Shortfall for Class M-1 Notes after distributions                                                   0.00
Unpaid Investor Interest Shortfall for Class M-1 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                               0.00

Basis Risk Carryforward owing to the Class M-1 Notes prior to distributions                                                  0.00
Basis Risk Carryforward paid to the Class M-1 Notes                                                                          0.00
Basis Risk Carryforward for the Class M-1 Notes remaining after distributions                                                0.00

Class M-2
Note Interest owing to Class M-2 Notes prior to distributions                                                          104,969.44
Unpaid Investor Interest Shortfall owing to Class M-2 Notes prior to distributions                                           0.00
Unpaid Investor Interest Shortfall owing to Class M-2 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                 0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-2 Notes prior to distributions                               0.00
Aggregate Investor Interest owing to Class M-2 Notes Prior to distributions                                            104,969.44
Aggregate Investor Interest paid to Class M-2 Notes                                                                    104,969.44
Unpaid Investor Interest Shortfall for Class M-2 Notes after distributions                                                   0.00
Unpaid Investor Interest Shortfall for Class M-2 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                               0.00

Basis Risk Carryforward owing to the Class M-2 Notes prior to distributions                                                  0.00
Basis Risk Carryforward paid to the Class M-2 Notes                                                                          0.00
Basis Risk Carryforward for the Class M-2 Notes remaining after distributions                                                0.00

Class M-3
Note Interest owing to Class M-3 Notes prior to distributions                                                           65,585.67
Unpaid Investor Interest Shortfall owing to Class M-3 Notes prior to distributions                                           0.00
Unpaid Investor Interest Shortfall owing to Class M-3 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                 0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-3 Notes prior to distributions                               0.00
Aggregate Investor Interest owing to Class M-3 Notes Prior to distributions                                             65,585.67
Aggregate Investor Interest paid to Class M-3 Notes                                                                     65,585.67
Unpaid Investor Interest Shortfall for Class M-3 Notes after distributions                                                   0.00
Unpaid Investor Interest Shortfall for Class M-3 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                               0.00

Basis Risk Carryforward owing to the Class M-3 Notes prior to distributions                                                  0.00
Basis Risk Carryforward paid to the Class M-3 Notes                                                                          0.00
Basis Risk Carryforward for the Class M-3 Notes remaining after distributions                                                0.00

Class M-4
Note Interest owing to Class M-4 Notes prior to distributions                                                           62,678.56
Unpaid Investor Interest Shortfall owing to Class M-4 Notes prior to distributions                                           0.00
Unpaid Investor Interest Shortfall owing to Class M-4 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                 0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-4 Notes prior to distributions                               0.00
Aggregate Investor Interest owing to Class M-4 Notes Prior to distributions                                             62,678.56
Aggregate Investor Interest paid to Class M-4 Notes                                                                     62,678.56
Unpaid Investor Interest Shortfall for Class M-4 Notes after distributions                                                   0.00
Unpaid Investor Interest Shortfall for Class M-4 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                               0.00

Basis Risk Carryforward owing to the Class M-4 Notes prior to distributions                                                  0.00
Basis Risk Carryforward paid to the Class M-4 Notes                                                                          0.00
Basis Risk Carryforward for the Class M-4 Notes remaining after distributions                                                0.00

Class M-5
Note Interest owing to Class M-5 Notes prior to distributions                                                           59,034.33
Unpaid Investor Interest Shortfall owing to Class M-5 Notes prior to distributions                                           0.00
Unpaid Investor Interest Shortfall owing to Class M-5 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                 0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-5 Notes prior to distributions                               0.00
Aggregate Investor Interest owing to Class M-5 Notes Prior to distributions                                             59,034.33
Aggregate Investor Interest paid to Class M-5 Notes                                                                     59,034.33
Unpaid Investor Interest Shortfall for Class M-5 Notes after distributions                                                   0.00
Unpaid Investor Interest Shortfall for Class M-5 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                               0.00

Basis Risk Carryforward owing to the Class M-5 Notes prior to distributions                                                  0.00
Basis Risk Carryforward paid to the Class M-5 Notes                                                                          0.00
Basis Risk Carryforward for the Class M-5 Notes remaining after distributions                                                0.00

Class M-6
Note Interest owing to Class M-6 Notes prior to distributions                                                           56,688.67
Unpaid Investor Interest Shortfall owing to Class M-6 Notes prior to distributions                                           0.00
Unpaid Investor Interest Shortfall owing to Class M-6 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                 0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-6 Notes prior to distributions                               0.00
Aggregate Investor Interest owing to Class M-6 Notes Prior to distributions                                             56,688.67
Aggregate Investor Interest paid to Class M-6 Notes                                                                     56,688.67
Unpaid Investor Interest Shortfall for Class M-6 Notes after distributions                                                   0.00
Unpaid Investor Interest Shortfall for Class M-6 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                               0.00

Basis Risk Carryforward owing to the Class M-6 Notes prior to distributions                                                  0.00
Basis Risk Carryforward paid to the Class M-6 Notes                                                                          0.00
Basis Risk Carryforward for the Class M-6 Notes remaining after distributions                                                0.00

Class B
Note Interest owing to Class B Notes prior to distributions                                                             53,020.33
Unpaid Investor Interest Shortfall owing to Class B Notes prior to distributions                                             0.00
Unpaid Investor Interest Shortfall owing to Class B Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                                 0.00
Interest on Unpaid Investor Interest Shortfall owing to Class B Notes prior to distributions                                 0.00
Aggregate Investor Interest owing to Class B Notes Prior to distributions                                               53,020.33
Aggregate Investor Interest paid to Class B Notes                                                                       53,020.33
Unpaid Investor Interest Shortfall for Class B Notes after distributions                                                     0.00
Unpaid Investor Interest Shortfall for Class B Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                               0.00

Basis Risk Carryforward owing to the Class B Notes prior to distributions                                                    0.00
Basis Risk Carryforward paid to the Class B Notes                                                                            0.00
Basis Risk Carryforward for the Class B Notes remaining after distributions                                                  0.00

Principal Payments

Investor Loss Amount owing to Class Notes prior to distributions                                                         3,639.98
Investor Loss Amount paid to Class Notes                                                                                     0.00

Investor Loss Reduction Amount owing to Class Notes prior to distributions
Investor Loss Reduction Amount paid to Class Notes                                                                           0.00
Investor Loss Reduction Amount for Class Notes remaining after distributions                                             3,639.98
Investor Loss Reduction Amount for Class Notes remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                               0.00

Accelerated Principal Payment Amount owing to Class Notes prior to distributions                                    27,903,885.91
Accelerated Principal Payment Amount paid to Class Notes                                                            27,903,885.91

Scheduled Principal Collections Payment Amount owing to Class Notes prior to distributions                          21,900,245.92
Scheduled Principal Collections Payment Amount paid to Class Notes                                                  21,900,245.92

Transferor Principal Collections (paid to Transferor)                                                                        0.00

Application of Subordinated Transferor Collections
Required Amount for Class Notes                                                                                              0.00
Unpaid Required Amount for Class Notes after making distributions above                                                      0.00
Amount of Subordinated Transferor Collections                                                                                0.00
Remaining unpaid Required Amount for Class Notes after application of
Subordinated Transferor Collections                                                                                          0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                            0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class Notes allocated
to the Allocated Transferor Interest                                                                                         0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                    0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class Notes
allocated to the Available Transferor Subordinated Amount                                                                    0.00


Distributions to Issuer
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(c)(vi) of the Indenture                                                                             0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                            0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                         0.00
Allocated Transferor Interest                                                                                        1,946,647.01
Overcollateralization Target Amount                                                                                  6,000,000.00
Overcollateralization Step-Down Amount                                                                                       0.00
Available Transferor Subordinated Amount                                                                                     0.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                            0.00
and Transferor Principal Collections

Supporting Calculations
Investor Loss Amount for Class Notes                                                                                         0.00
Investor Floating Allocation Percentage for Class Notes                                                                   100.00%
Liquidation loss amounts for Mortgage Loans                                                                              3,639.98
Investor Loss Amount for Class Notes                                                                                     3,639.98

        Delinquency Totals
        Group Totals
        Category         Number        Principal Balance         Percentage
        1 Month          149              10,624,265.92              1.60%
        2 Month           48               3,635,540.71              0.55%
        3 Month           74               6,124,642.89              0.92%
        Total            271              20,384,449.52              3.07%

        * Delinquent Buckets include Bankruptcies, Foreclosures and REO Properties

        Bankruptcies
        Bankruptcy Group Total Report
        Number of Loans        Principal Balance        Percentage
                4                  105,180.29              0.02%

        Foreclosures
        Foreclosure Group Total Report
        Number of Loans        Principal Balance        Percentage
               10                  810,088.37              0.12%

        REO Properties
        REO Group Total Report
        Number of Loans        Principal Balance        Percentage
                2                 168,770.19               0.03%

Optional Servicer Advances (Current Collection Period)                                                                       0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                               1,762,973.80
Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                           0.00
Mortgage Loans repurchased by Sponsor for Modifications                                                                805,241.57
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                           0
Asset Balance                                                                                                                0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                          0
Balance                                                                                                                      0.00

BALANCE RECONCILIATION
Beginning Loan Group Balance                                                                                       685,472,068.77
Ending Loan Group Balance                                                                                          663,568,182.87
Change in Loan Group Balance                                                                                        21,903,885.90
Principal Collections                                                                                               31,291,751.20
Liquidation Loss Amount                                                                                                  3,639.98
Liquidation Recovery Amount                                                                                                  0.00
Cumulative Liquidation Loss Amount                                                                                     174,144.82
Additional Balances during Collection Period                                                                         9,391,505.28
Balance Check                                                                                                               -0.00

OTHER INFORMATION

Allocated Transferor Interest (Beginning)                                                                                   -0.01
Allocated Transferor Interest (Ending)                                                                               1,946,647.01

Interest payments on Mortgage Loans                                                                                  5,870,681.29
Net Liquidation Proceeds (Allocable to Interest)                                                                             0.00
Insurance Proceeds (Allocable to Interest)                                                                                   0.00
Servicer Advance (Allocable to Interest)                                                                                     0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                   0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                               0.00
Residual Advance                                                                                                             0.00
Total Interest                                                                                                       5,870,681.29
Servicing Fee                                                                                                          285,613.36
Investor Interest Collections                                                                                        5,247,562.23

Beginning Loan Group Balance                                                                                       685,472,068.77
Principal payments on Mortgage Loans                                                                                31,291,751.20
Net Liquidation Proceeds (Allocable to Principal)                                                                            0.00
Insurance Proceeds (Allocable to Principal)                                                                                  0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                  0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                              0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                                0.00
Transfer Deposit Amount                                                                                                      0.00
Total Principal                                                                                                     31,291,751.20
Investor Principal Collections                                                                                      31,291,751.20
Additional Balances                                                                                                  9,391,505.28
Ending Principal Balances                                                                                          663,568,182.87
Total Collections                                                                                                   36,539,313.43
Scheduled Principal Payment                                                                                         21,900,245.92

Mortgage Loans Average Daily Balance                                                                               684,655,362.48
Number of Mortgage Loans at beginning of Collection Period                                                              14,629.00
Number of Mortgage Loans at end of Collection Period                                                                    14,158.00
Loan Group Balance at beginning of Collection Period                                                               685,472,068.77
Loan Group Balance at end of Collection Period                                                                     663,568,182.87

Note Principal Balance of the Class A Notes                                                                        564,371,822.86
Original Note Principal Balance of the Class A Notes                                                               700,800,000.00
Class A Factor                                                                                                               0.81

Note Principal Balance of the Class M-1 Notes                                                                       20,049,713.00
Original Note Principal Balance of the Class M-1 Notes                                                              22,000,000.00
Class M-1 Factor                                                                                                             0.91

Note Principal Balance of the Class M-2 Notes                                                                       21,200,000.00
Original Note Principal Balance of the Class M-2 Notes                                                              21,200,000.00
Class M-2 Factor                                                                                                             1.00

Note Principal Balance of the Class M-3 Notes                                                                       13,200,000.00
Original Note Principal Balance of the Class M-3 Notes                                                              13,200,000.00
Class M-3 Factor                                                                                                             1.00

Note Principal Balance of the Class M-4 Notes                                                                       12,400,000.00
Original Note Principal Balance of the Class M-4 Notes                                                              12,400,000.00
Class M-4 Factor                                                                                                             1.00

Note Principal Balance of the Class M-5 Notes                                                                       11,600,000.00
Original Note Principal Balance of the Class M-5 Notes                                                              11,600,000.00
Class M-5 Factor                                                                                                             1.00

Note Principal Balance of the Class M-6 Notes                                                                       10,400,000.00
Original Note Principal Balance of the Class M-6 Notes                                                              10,400,000.00
Class M-6 Factor                                                                                                             1.00

Note Principal Balance of the Class B Notes                                                                          8,400,000.00
Original Note Principal Balance of the Class B Notes                                                                 8,400,000.00
Class B Factor                                                                                                               1.00

Weighted average remaining term of Mortgage Loans                                                                          284.61

Weighted Average Loan Rate                                                                                             10.207483%
Weighted Average Net Loan Rate                                                                                          8.711483%

Excess Interest                                                                                                              0.00

LOAN MODIFICATION SUMMARY

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                                0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                        74,303.32
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                          0.01%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                              0.00
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                   1,210,730.89
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                        0.15%

Loans with Credit Limit Modification - current                                                                       1,427,328.25
Loans with Credit Limit Modification - cumulative                                                                   10,662,005.03
Loans with Credit Limit Modification - % of Initial                                                                         1.33%

Loans with Gross Margin Modification - current                                                                               0.00
Loans with Gross Margin Modification - cumulative                                                                      806,672.34
Loans with Gross Margin Modification - % of Initial                                                                         0.10%


ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.

Material breaches of pool asset representations or warranties or transaction covenants.

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select new pool assets.

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments considered current or other practices on delinquency and loss experience (during the Funding Period).

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information will be required to the extent such information had note been provided previously.


Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.